TRADE ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥31,669,331	¥42,135,448	$6,623,593
Allowance for credit losses	(4,982,443)	(386,970)	(60,830)
Total third-parties, net	¥26,686,888	¥41,748,478	$6,562,763

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥4,332,984	¥6,231,563	$979,587
Allowance for credit losses	(4,332,984)	(6,231,563)	(979,587)
Total third-parties, net	¥—	¥—	$—

Net recovery of provision made for credit losses of accounts receivable due from third parties was ¥3,093,347 and ¥2,647,068 ($416,113) for the six months ended December 31, 2020 and 2021, respectively.

The decrease in for credit losses of accounts receivable due from third parties was mainly resulted by the management’s efforts in collection receivables from our customers, and as the date of this report, approximately 53.7%, or ¥22.4 million ($3.5 million) of net outstanding balance as of December 31, 2021 has been collected as of the date of the report.

Net recovery of provision made for credit losses of accounts receivable due from related-party was ¥340,992 for the six months ended December 31, 2020. No provision made for credit losses of accounts receivable due from related-party for the six months ended December 31, 2021.

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥5,849,504	¥9,315,427	$1,464,363
Charge to (reversal of) credit losses	3,730,606	(2,647,068)	(416,113)
Less: write-off	(254,853)	—	—
Foreign currency translation adjustments	(9,830)	(49,826)	(7,833)
Ending balance	¥9,315,427	¥6,618,533	$1,040,417